Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Preparation
Schedule of equity interest owned by the company in subsidiaries

	Country of	Date of	% equity interest owned
Name	Incorporation	incorporation	12/31/ 2023	12/31/ 2022
Lilium N.V.	Netherlands	March 11, 2021	100.0%	100.0%
Lilium GmbH	Germany	February 11, 2015	100.0%	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%
Lilium Aviation Inc.	United States	July 1, 2020	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%	100.0%
Stichting JSOP	Netherlands	September 10, 2021	0.0%	0.0%
Lilium Aviation Spain SLU	Spain	April 7, 2022	100.0%	100.0%
Lilium Aviation France SAS	France	December 29, 2023	100.0%	n/a

Schedule of new standards, interpretations and amendments adopted

Standard/amendment/ interpretation	Effective date
IFRS 17, ‘Insurance contracts’ as amended in June 2020 by amendments to IFRS 17, Insurance Contracts	Annual periods on or after January 1, 2023
Amendment to IAS 1, ‘Presentation of financial statements’, IFRS Practice statement 2 and IAS 8, ‘Accounting policies, changes in accounting estimates and errors’	Annual periods on or after January 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12	Annual periods on or after January 1, 2023
Amendments to IFRS 17: First-time Adoption of IFRS 17 and IFRS 9 - Comparative Information	Annual periods on or after January 1, 2023

Schedule of new standards and interpretations not yet adopted

Standard/amendment/ interpretation	Effective date
Amendment to IAS 1, Non-current liabilities with Covenants	Annual periods on or after January 1, 2024
Amendment to IFRS 16 – Leases on sale and leaseback	Annual periods on or after January 1, 2024
Amendment to IAS 1, ‘Presentation of financial statements’, on classification of liabilities as current or non-current	Annual periods on or after January 1, 2024
Amendment to IAS 7 and IFRS 7, on supplier finance arrangements	Annual periods on or after January 1, 2024